Stockholders Equity - Additional Information (Detail)	1 Months Ended	3 Months Ended	6 Months Ended			12 Months Ended											84 Months Ended	144 Months Ended	150 Months Ended			12 Months Ended						1 Months Ended		12 Months Ended		84 Months Ended		12 Months Ended	1 Months Ended	3 Months Ended								12 Months Ended		6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jan. 31, 2013 USD ($)	Jun. 30, 2012 AUD	Jun. 30, 2013 USD ($)	Jun. 30, 2013 AUD	Jun. 30, 2012 AUD	Dec. 31, 2012 USD ($)	Dec. 31, 2012 AUD	Dec. 31, 2011 USD ($)	Dec. 31, 2011 AUD	Dec. 31, 2010 AUD	Dec. 31, 2009 AUD	Dec. 31, 2008 AUD	Dec. 31, 2007 AUD	Dec. 31, 2004 AUD	Dec. 31, 2003 AUD	Dec. 31, 2001 AUD	Dec. 31, 2007 AUD	Dec. 31, 2012 AUD	Jun. 30, 2013 AUD	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 Exploration Agreement USD ($)	Dec. 31, 2011 Exploration Agreement AUD	Dec. 31, 2011 General and Administrative Expense USD ($)	Dec. 31, 2011 General and Administrative Expense AUD	Dec. 31, 2011 Indian Farmers Fertilizer Cooperative Limited	Aug. 11, 2008 Indian Farmers Fertilizer Cooperative Limited	Mar. 12, 2013 Merlin Diamonds Ltd	Jan. 18, 2013 Merlin Diamonds Ltd AUD	Dec. 31, 2012 Merlin Diamonds Ltd AUD	Dec. 31, 2008 As Result of Delays in Lodging Registration Statement AUD	Dec. 31, 2007 As Result of Delays in Lodging Registration Statement AUD	Dec. 31, 2007 To Settle Outstanding Matters with External Party AUD	Dec. 31, 2008 Stock Options AUD	Aug. 11, 2008 Expiring 60 days from July 11, 2008 USD ($)	Sep. 30, 2008 Expiring 60 days from July 11, 2008 AUD	Jul. 14, 2008 Expiring 60 days from July 11, 2008 USD ($)	Jul. 14, 2008 Expiring 12 months from July 11, 2008 USD ($)	Jul. 14, 2008 Expiring 12 months from July 11, 2008 Forfeited	Jul. 14, 2008 Expiring 18 months from July 11, 2008 USD ($)	Jul. 14, 2008 Expiring 18 months from July 11, 2008 Forfeited	Jul. 14, 2008 Expiring 24 months from July 11, 2008 USD ($)	Jul. 14, 2008 Expiring 24 months from July 11, 2008 Forfeited	Dec. 31, 2011 Cashless Exercise of Option	Dec. 31, 2010 Cashless Exercise of Option	Jun. 30, 2013 Minimum	Dec. 31, 2012 Minimum	Dec. 31, 2011 Minimum	Jun. 30, 2013 Maximum	Dec. 31, 2012 Maximum	Dec. 31, 2011 Maximum	Jun. 30, 2013 After 12 Months	Dec. 31, 2012 After 12 Months	Jun. 30, 2013 After 24 Months	Dec. 31, 2012 After 24 Months	Jun. 30, 2013 After 36 Months	Dec. 31, 2012 After 36 Months
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option awards vested, percent																																																				33.30%	33.30%	33.30%	33.30%	33.30%	33.30%
Option award, contractual term			10 years	10 years		10 years	10 years
Maximum percentage of outstanding stock optioned and sold			10.00%	10.00%		10.00%	10.00%
Expected Life of Options																																														5 years 6 months	5 years 6 months	5 years 6 months	6 years 6 months	6 years 6 months	6 years 6 months
Forfeiture rates																																														33.30%		33.30%	100.00%		100.00%
Stock-based compensation expense		11,000			25,000	$ 46,000	44,000	$ 460,000	452,000										12,817,000			$ 176,000	173,000	$ 284,000	279,000
Income tax benefit recognized for stock based compensation				0			0
Unrecognized compensation cost, before income taxes, related to unvested stock options
Shares issued, shares	142,500,000		142,500,000	142,500,000		22,640,725	22,640,725	7,572	7,572	66,282		42,000,000					65,582,358											35,000,000	24,000,000	3,656,000
Shares issued, value	7,500,000		7,125,000				2,255,726					110,028,293					29,761,285												5,040,000	580,000
Stock Issued During Period, Shares, Issued for Services												30,800					21,031,700
Stock Issued During Period, Value, Issued for Services												147,588		58,000	146,000	4,000	1,374,839
Stock Issued During Period, Shares, Stock Options Exercised										1,000,000	18,000	1,522,358					89,442,267													3,656,000				435,600	5,000,000									9,000	333,334
Stock issued under legal settlement of acquisition, shares																	500,000
Stock issued under legal settlement of acquisition, Value																	518,000
Stock Issued During Period, Shares, Other																															457,809	200,000	112,500
Stock Issued During Period, Value, Other													364,000																		900,495	364,805	35,416
Stock Issued During Period, Value, Stock Options Exercised											3,000	13,724,000																						51,494
Options to purchase shares of Common Stock																										30,000,000											5,000,000	8,000,000	8,000,000	8,000,000	8,000,000	9,000,000	9,000,000
Stock option exercise price, per share																				$ 1.000	$ 0.111														$ 2.50		$ 2.50	$ 3.00		$ 3.50		$ 4.00
Discount on the exercise price																																			1.20%
Stock option exercise price				6,932,000	2,256,000	2,340,000	2,256,000		53,000									155,648,000	162,579,000																	13,672,091
Common stock held			100.00%	100.00%		100.00%	100.00%												100.00%								15.20%
Proceeds from stock options exercised											2,763
Consulting fees										247,000
The aggregate intrinsic value of outstanding stock options
The aggregate intrinsic value of exercisable stock options
The aggregate intrinsic value of exercised options
Number of option outstanding
Exercise price per option																														0.16